Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 26.8%
29Metals Ltd.(a)	344,035	$157,844
Allkem Ltd.(b)	794,886	7,679,478
Alumina Ltd.	3,202,619	3,020,529
Arafura Rare Earths Ltd.(a)(b)	2,442,667	586,850
Argosy Minerals Ltd.(b)	1,470,444	453,747
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,223,901
BHP Group Ltd.	6,639,853	181,686,945
BlueScope Steel Ltd.	604,561	7,291,090
Chalice Mining Ltd.(b)	444,530	2,028,139
Champion Iron Ltd.	507,750	1,984,075
Core Lithium Ltd.(a)(b)	2,196,188	1,497,758
Coronado Global Resources Inc.(d)	960,663	823,910
Deterra Royalties Ltd.	578,835	1,690,155
Fortescue Metals Group Ltd.	2,221,237	27,813,142
Goulamina Holdings Pty Ltd.(b)	1,338,052	774,710
Grange Resources Ltd.(a)	660,075	225,446
IGO Ltd.	897,702	8,337,127
Iluka Resources Ltd.	558,525	4,084,144
Imdex Ltd.	635,338	762,656
ionner Ltd.(a)(b)	1,901,750	420,099
Lake Resources NL(a)(b)	1,793,206	617,461
Liontown Resources Ltd.(b)	2,020,335	3,623,189
Lynas Rare Earths Ltd.(b)	1,226,724	5,987,545
Mincor Resources NL(b)	293,484	267,540
Mineral Resources Ltd.	227,472	10,478,126
Mount Gibson Iron Ltd.(a)(b)	767,718	189,875
Nickel Mines Ltd.	2,363,766	1,376,165
Perenti Global Ltd.(b)	792,428	606,081
Pilbara Minerals Ltd.	3,538,679	10,144,515
Rio Tinto Ltd.	487,440	33,966,790
Sandfire Resources Ltd.(b)	603,351	2,262,640
Sayona Mining Ltd.(a)(b)	9,379,289	1,096,331
Sims Ltd.	216,514	1,999,394
South32 Ltd.	5,981,827	15,292,839
Stanmore Resources Ltd.(b)	344,593	582,765
Syrah Resources Ltd.(b)	814,847	452,842
Vulcan Energy Resources Ltd.(a)(b)	150,737	358,570
Vulcan Steel Ltd.	89,192	450,046
		342,294,459
Austria — 0.4%
voestalpine AG(a)	151,648	4,708,796

Belgium — 0.2%
Bekaert SA	45,359	1,943,624

Brazil — 4.6%
Bradespar SA	44,545	175,693
Cia. Brasileira de Aluminio	269,446	276,175
Cia. Siderurgica Nacional SA	873,330	2,091,530
Vale SA	4,463,461	56,139,682
		58,683,080
Canada — 5.3%
Algoma Steel Group Inc.(a)	113,163	774,427
Altius Minerals Corp.	54,248	870,765
Capstone Mining Corp.(b)	543,631	2,146,491
ERO Copper Corp.(a)(b)	108,997	1,804,171
Filo Mining Corp.(a)(b)	113,059	1,757,307
First Quantum Minerals Ltd.	771,780	16,169,004
Global Atomic Corp.(a)(b)	228,388	459,300
Security	Shares	Value

Canada (continued)
Hudbay Minerals Inc.	325,368	$1,392,551
Ivanhoe Mines Ltd., Class A(b)	798,970	5,850,285
Labrador Iron Ore Royalty Corp.	79,908	1,778,873
Largo Inc.(a)(b)	50,775	190,383
Lithium Americas Corp.(a)(b)	129,373	2,613,192
Lundin Mining Corp.	853,119	5,963,977
Major Drilling Group International Inc.(b)	96,134	646,559
Solaris Resources Inc.(b)	82,594	338,286
Stelco Holdings Inc.	47,681	1,492,073
Taseko Mines Ltd.(b)	379,849	458,897
Teck Resources Ltd., Class B	597,080	23,307,012
		68,013,553
Chile — 0.1%
CAP SA	85,979	605,034

China — 2.2%
Aluminum Corp. of China Ltd., Class A	880,165	669,023
Aluminum Corp. of China Ltd., Class H	5,416,000	2,396,782
Anhui Honglu Steel Construction Group Co. Ltd., Class A	72,150	285,148
Baoshan Iron & Steel Co. Ltd., Class A	1,760,293	1,453,891
China Hongqiao Group Ltd.	3,046,500	2,162,053
China Metal Recycling Holdings Ltd.(c)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A(b)	67,700	296,905
China Nonferrous Mining Corp Ltd.	2,031,000	975,294
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	270,870	908,086
China Oriental Group Co. Ltd.	2,534,000	343,361
CMOC Group Ltd., Class A	1,760,200	1,297,113
CMOC Group Ltd., Class H	4,392,000	2,296,708
GEM Co. Ltd., Class A	470,917	441,764
Guangdong HEC Technology Holding Co. Ltd., Class A	204,000	206,692
Henan Shenhuo Coal & Power Co. Ltd., Class A	203,100	365,416
Hesteel Co. Ltd., Class A	807,200	259,905
Huaibei Mining Holdings Co. Ltd.	203,100	373,644
Hunan Valin Steel Co. Ltd., Class A	541,600	370,016
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,520,421	905,468
Jiangxi Copper Co. Ltd., Class A	137,525	357,625
Jiangxi Copper Co. Ltd., Class H	1,484,000	2,235,954
Jinchuan Group International Resources Co. Ltd.	4,062,000	215,261
Jinduicheng Molybdenum Co. Ltd., Class A	270,800	414,347
MMG Ltd.(a)(b)	3,742,000	1,124,020
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	677,000	378,730
Shandong Nanshan Aluminum Co. Ltd., Class A	941,030	397,993
Shanxi Meijin Energy Co. Ltd., Class A	341,128	343,588
Shanxi Taigang Stainless Steel Co. Ltd., Class A	473,900	265,191
Shenghe Resources Holding Co. Ltd., Class A	135,400	243,084
Shougang Fushan Resources Group Ltd.	2,708,000	830,266
Sinomine Resource Group Co. Ltd., Class A	53,060	400,097
Tiangong International Co. Ltd.(a)	1,354,000	365,957
Tianshan Aluminum Group Co. Ltd., Class A	397,500	351,724
Tibet Summit Resources Co. Ltd., Class-A(b)	67,700	168,452
Tongling Nonferrous Metals Group Co. Ltd., Class A	879,200	358,729
Western Mining Co. Ltd., Class A	203,100	292,945
Western Superconducting Technologies Co. Ltd., Class A	35,850	390,489
Xiamen Tungsten Co. Ltd., Class A	135,499	343,953
Yintai Gold Co. Ltd., Class A	262,140	476,934
YongXing Special Materials Technology Co. Ltd., Class A	27,430	243,946

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yunnan Aluminium Co. Ltd., Class A	270,800	$460,652
Yunnan Tin Co. Ltd., Class A	135,400	270,538
Zhejiang Huayou Cobalt Co. Ltd., Class A	113,950	740,606
		27,678,350
Egypt — 0.0%
Ezz Steel Co. SAE	261,720	331,936

Finland — 0.2%
Outokumpu OYJ	482,112	2,639,093

France — 1.5%
APERAM SA	66,346	2,180,535
ArcelorMittal SA	634,349	15,823,014
Eramet SA	11,531	1,003,361
		19,006,910
Germany — 0.7%
Aurubis AG	41,319	3,169,964
Salzgitter AG	31,819	1,036,528
thyssenkrupp AG	652,628	4,503,574
		8,710,066
Hong Kong — 0.0%
China Zhongwang Holdings Ltd.	1,552,000	2

India — 3.4%
APL Apollo Tubes Ltd.	216,640	2,972,186
Godawari Power and Ispat Ltd.	53,483	232,247
Hindalco Industries Ltd.	1,617,802	7,921,130
Hindustan Copper Ltd.	295,849	404,467
Jindal Saw Ltd.	155,284	455,789
Jindal Stainless Ltd.	484,168	1,716,576
Jindal Steel & Power Ltd.	469,035	2,930,069
JSW Steel Ltd.	799,537	6,723,545
Kirloskar Ferrous Industries Ltd.	64,519	341,765
Maharashtra Seamless Ltd.	38,589	209,266
National Aluminium Co. Ltd.	1,126,528	1,139,223
Nmdc Steel Limited, NVS(b)	819,497	432,868
Rajratan Global Wire Ltd.	17,000	157,201
Ramkrishna Forgings Ltd.	77,962	365,486
Ratnamani Metals & Tubes Ltd.	36,666	1,024,421
Sarda Energy & Minerals Ltd.	12,887	181,837
Tata Steel Ltd.	8,626,717	11,023,783
Tata Steel Ltd., GDR(e)	96,495	1,186,889
Usha Martin Ltd.	176,697	486,179
Vedanta Ltd.	965,456	3,242,892
Welspun Corp. Ltd.	109,674	334,337
		43,482,156
Indonesia — 0.4%
Bumi Resources Minerals Tbk PT(b)	54,566,200	422,024
Merdeka Copper Gold Tbk PT(b)	15,774,186	3,154,602
Timah Tbk PT	3,186,300	197,567
Vale Indonesia Tbk PT	3,181,900	1,335,748
		5,109,941
Japan — 4.6%
Daido Steel Co. Ltd.	36,900	1,371,848
Daiki Aluminium Industry Co. Ltd.	59,000	538,588
Dowa Holdings Co. Ltd.	67,700	1,961,810
JFE Holdings Inc.	661,000	8,166,476
Kobe Steel Ltd.	473,900	3,745,973
Kyoei Steel Ltd.	18,400	242,695
Maruichi Steel Tube Ltd.	69,800	1,533,033
Security	Shares	Value

Japan (continued)
Mitsubishi Materials Corp.	142,800	$2,375,788
Mitsui Mining & Smelting Co. Ltd.	70,500	1,543,574
Nippon Light Metal Holdings Co. Ltd.	72,340	693,553
Nippon Steel Corp.	1,051,005	20,462,364
Nittetsu Mining Co.Ltd.	16,600	434,551
OSAKA Titanium Technologies Co. Ltd.(a)	47,300	1,000,357
Pacific Metals Co. Ltd.(b)	22,600	257,648
Sanyo Special Steel Co. Ltd.	25,900	466,109
Sumitomo Metal Mining Co. Ltd.	323,800	9,816,805
Toho Titanium Co. Ltd.(a)	40,100	546,033
Tokyo Steel Manufacturing Co. Ltd.	67,700	662,931
UACJ Corp.	45,238	827,741
Yamato Kogyo Co. Ltd.	52,300	2,046,899
Yodogawa Steel Works Ltd.	19,600	411,730
		59,106,506
Malaysia — 0.4%
PMB Technology Bhd(a)(b)	338,500	271,954
Press Metal Aluminium Holdings Bhd	4,874,400	4,862,899
		5,134,853
Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	4,062,000	18,028,584

Netherlands — 0.1%
AMG Advanced Metallurgical Group NV	40,620	1,834,382

Norway — 0.8%
Norsk Hydro ASA	1,758,169	10,641,012

Peru — 0.6%
Southern Copper Corp.	111,727	7,460,012

Poland — 0.4%
Jastrzebska Spolka Weglowa SA(b)	67,700	615,356
KGHM Polska Miedz SA	185,498	4,599,117
		5,214,473
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,666,632	1,538,463

Russia — 0.0%
Alrosa PJSC(b)(c)	2,886,002	354
MMC Norilsk Nickel PJSC(c)	71,400	9
Novolipetsk Steel PJSC(b)(c)	1,668,000	204
Severstal PAO(b)(c)	233,400	29
United Co. RUSAL International PJSC(b)(c)	3,450,000	423
		1,019
Saudi Arabia — 1.5%
Al Masane Al Kobra Mining Co.	33,232	689,871
Saudi Arabian Mining Co.(b)	1,130,062	18,707,721
		19,397,592
Singapore — 0.0%
Straits Trading Co. Ltd.(a)	244,162	357,284

South Africa — 2.2%
African Rainbow Minerals Ltd.	147,432	1,542,078
Anglo American Platinum Ltd.	86,656	4,985,012
Impala Platinum Holdings Ltd.	1,121,112	9,001,428
Kumba Iron Ore Ltd.	85,272	1,874,849
Northam Platinum Holdings Ltd.(b)	467,130	3,845,302
Royal Bafokeng Platinum Ltd.	102,227	705,058
Sibanye Stillwater Ltd.	3,694,184	6,527,158
		28,480,885

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 2.8%
Dongkuk Steel Mill Co. Ltd.	78,532	$673,593
Hyundai Steel Co.	113,059	2,775,913
KG Dongbu Steel Co. Ltd.(a)	39,893	266,718
Korea Zinc Co. Ltd.	10,155	3,675,694
Poongsan Corp.(a)	22,341	659,573
POSCO Holdings Inc.	94,107	25,499,977
Posco M-Tech Co.Ltd.	7,686	142,167
Sam-A Aluminum Co. Ltd.	6,093	378,732
Seah Besteel Holdings Corp.	17,602	319,352
SeAH Steel Holdings Corp.	2,008	251,324
TCC Steel	9,345	244,671
Young Poong Corp.	677	268,169
		35,155,883
Spain — 0.2%
Acerinox SA	241,012	2,466,044

Sweden — 1.6%
Alleima AB, NVS	267,050	1,096,030
Boliden AB	359,616	10,986,898
Granges AB	142,214	1,283,414
SSAB AB, Class A	289,079	1,853,850
SSAB AB, Class B	864,529	5,361,545
		20,581,737
Taiwan — 1.9%
Century Iron & Steel Industrial Co. Ltd.	194,000	687,317
China Metal Products	208,011	235,930
China Steel Corp.	15,294,612	14,422,783
Chun Yuan Steel Industry Co. Ltd.	475,000	252,164
Chung Hung Steel Corp.	1,154,000	866,047
EVERGREEN Steel Corp.	199,000	400,909
Feng Hsin Steel Co. Ltd.	677,000	1,496,485
Gloria Material Technology Corp.(b)	484,000	875,242
Hsin Kuang Steel Co. Ltd.	200,000	311,174
TA Chen Stainless Pipe	1,963,365	2,878,198
Tung Ho Steel Enterprise Corp.	677,700	1,232,143
YC INOX Co. Ltd.	370,263	347,657
Yieh Phui Enterprise Co. Ltd.	1,423,776	714,066
		24,720,115
Turkey — 0.4%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(b)	35,881	313,182
Eregli Demir ve Celik Fabrikalari TAS(b)	1,842,870	2,937,490
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,025,655	869,959
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	249,432	543,800
		4,664,431
United Kingdom — 17.0%
Anglo American PLC	1,666,097	45,898,108
Antofagasta PLC	516,551	8,594,965
Atalaya Mining PLC(a)	138,785	528,283
Central Asia Metals PLC	226,366	522,627
Ferrexpo PLC	381,151	437,552
Glencore PLC	13,981,404	71,503,012
Hill & Smith PLC	106,966	1,938,319
Rio Tinto PLC	1,473,829	87,090,801
SolGold PLC(a)(b)	1,946,541	405,882
		216,919,549
United States — 16.5%
Alcoa Corp.	234,242	7,430,156
Alpha Metallurgical Resources Inc.	17,614	2,377,362
Security	Shares	Value

United States (continued)
Arconic Corp.(a)(b)	130,737	$3,779,607
ATI Inc.(b)	168,433	5,824,413
Carpenter Technology Corp.	64,285	2,932,039
Century Aluminum Co.(a)(b)	72,387	567,514
Cleveland-Cliffs Inc.(a)(b)	675,035	9,369,486
Commercial Metals Co.	153,681	6,569,863
Compass Minerals International Inc.	45,359	1,439,241
Freeport-McMoRan Inc.	1,875,967	64,420,707
Haynes International Inc.	16,946	735,795
Ivanhoe Electric Inc. / U.S.(b)	59,752	746,303
Kaiser Aluminum Corp.	20,310	1,226,724
Materion Corp.	27,080	2,717,207
MP Materials Corp.(a)(b)	140,139	2,903,680
Nucor Corp.	330,376	43,629,455
Olympic Steel Inc.	12,863	537,931
Piedmont Lithium Inc.(a)(b)	24,438	1,338,469
Ramaco Resources Inc.	34,527	255,845
Reliance Steel & Aluminum Co.	77,190	18,114,949
Ryerson Holding Corp.	29,758	1,011,474
Schnitzer Steel Industries Inc., Class A	33,173	912,589
Steel Dynamics Inc.	213,938	19,660,902
SunCoke Energy Inc.	102,227	694,121
TimkenSteel Corp.(a)(b)	50,775	864,698
U.S. Steel Corp.	297,880	6,231,650
Warrior Met Coal Inc.	67,744	2,220,648
Worthington Industries Inc.	42,651	2,394,001
		210,906,829
Total Common Stocks — 98.3%
(Cost: $1,475,168,968)		1,255,816,653

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	336,623	1,412,632
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	46,036	430,751
Gerdau SA, Preference Shares, NVS	1,510,975	7,138,957
Metalurgica Gerdau SA, Preference Shares, NVS	871,366	1,925,376
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	596,219	824,997
		11,732,713
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)(c)	96,000	12

Total Preferred Stocks — 0.9%
(Cost: $10,437,774)		11,732,725

Total Long-Term Investments — 99.2%
(Cost: $1,485,606,742)		1,267,549,378

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	27,090,196	27,095,614

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(f)(g)	390,000	$390,000

Total Short-Term Securities — 2.1%
(Cost: $27,480,783)		27,485,614

Total Investments — 101.3%
(Cost: $1,513,087,525)		1,295,034,992

Liabilities in Excess of Other Assets — (1.3)%		(16,753,655)

Net Assets — 100.0%		$1,278,281,337

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,087,722	$7,004,626	(a)	$—		$6,222	$(2,956)	$27,095,614	27,090,196	$392,851	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,990,000	—		(1,600,000	)(a)	—	—	390,000	390,000	70,355		2
						$6,222	$(2,956)	$27,485,614		$463,206		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	45	06/16/23	$3,607	$(208,902)
MSCI Emerging Markets Index	129	06/16/23	6,171	(282,364)
				$(491,266)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$376,031,061	$878,560,672	$1,224,920	$1,255,816,653
Preferred Stocks	11,732,713	—	12	11,732,725
Short-Term Securities
Money Market Funds	27,485,614	—	—	27,485,614
	$415,249,388	$878,560,672	$1,224,932	$1,295,034,992
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(491,266)	$—	$—	$(491,266)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company